Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of financial instruments

The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$19,303	$19,303	$23,354	$23,354
Restricted cash	$11,425	$11,425	$7,048	$7,048
Amounts due from related parties, short-term	$5,000	$5,000	$19,108	$19,108
Loans receivable from affiliates	—	—	$16,192	$16,192
Amounts due from related parties, long-term	—	—	$13,757	$13,757
Amounts due to related parties, short-term	$(35,979)	$(35,979)	—	—
Notes receivable, net of current portion	$8,013	$8,013	$7,554	$7,554
Long-term borrowings, net	$(486,857)	$(491,169)	$(489,028)	$(494,366)

Fair value measurements on a Nonrecurring Basis

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$19,303	$19,303	—	—
Restricted cash	$11,425	$11,425	—	—
Amounts due from related parties, short-term	$5,000	—	$5,000	—
Notes receivable, net of current portion(2)	$8,013	—	$8,013	—
Amounts due to related parties, short-term	$(35,979)	—	$(35,979)	—
Long-term borrowings, net (1)	$(491,169)	—	$(491,169)	—

	Fair Value Measurements as at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$23,354	$23,354	—	—
Restricted cash	$7,048	$7,048	—	—
Amounts due from related parties, short-term	$19,108	—	$19,108	—
Loans receivable from affiliates	$16,192	—	$16,192	—
Amounts due from related parties, long-term	$13,757	—	$13,757	—
Notes receivable, net of current portion(2)	$7,554	—	$7,554	—
Long-term borrowings, net(1)	$(494,366)	—	$(494,366)	—

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Vessels, net	$62,789	$13,428	$49,361	—

	Fair Value Measurements as at December 31, 2019
	Total	Level I	Level II	Level III
Vessels, net	$23,100	—	$23,100	—

(1)  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account its creditworthiness.

(2)  The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.